S000069536 [Member] Investment Strategy - iShares ESG Select Screened S&P Small-Cap ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P SmallCap 600 Sustainability Screened Index (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market while excluding companies involved in controversial business activities and controversies, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index is a float-adjusted market capitalization-weighted equity index. The Index Provider constructs the Underlying Index starting with the S&P SmallCap 600® and, based on its eligibility criteria, excludes companies with specific levels of involvement in the business of tobacco (both production and retail), controversial weapons, manufacturers and major retailers of small arms and companies involved in certain fossil-fuel related activity.
The Index Provider uses data and research analysis from Trucost, S&P Global Business Involvement Screens, Sustainalytics and S&P Global Sustainable1 (“S1”) to identify a company’s involvement in certain controversial business activities and controversies. Companies with fossil fuel reserves from thermal coal, other coal, conventional and unconventional oil, natural gas, shale gas and other unspecified oil & gas sources, as defined and measured by Trucost, are excluded from the eligible universe of companies. Additionally, the following types of companies with specific levels of involvement based on revenue or ownership, as specified and measured by S&P Global Business Involvement Screens, are excluded from the eligible universe of companies:  controversial weapons, small arms, tobacco products, oil sands, shale energy and thermal coal.  Companies identified and deemed by Sustainalytics to be non-compliant with the United Nations Global Compact (the “UNGC”) are excluded from the eligible universe of companies.
SPDJI’s proprietary controversies screening model monitors media and stakeholder stories on corporate controversies using pre-defined filters to aggregate and pre-screen content from various sources, including global, local, and regional news sources, governmental and non-governmental organizations, legal materials and industry publications. In cases where risks are presented, S1 releases a Media and Stakeholder Analysis (“MSA”), which includes a range of issues such as economic crime and corruption, fraud, illegal commercial practices, human rights issues, labor disputes, workplace safety, catastrophic accidents, and environmental disasters. SPDJI’s Index Committee reviews constituents that have been identified by S1’s MSA to evaluate the potential impact of controversial company activities and may decide to remove a company from the Underlying Index. In the event of a removal, the company would not be eligible for reentry into the Underlying Index for one full calendar year beginning with the subsequent rebalancing.
The Underlying Index rebalances quarterly, effective after the close of the third Friday of March, June, September and December. Exclusions applied to the Underlying Index are reviewed at each rebalancing reference date which is the third Friday of February, May, August and November respectively. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
In addition, the Fund generally will invest at least 90% of its assets in the components of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.